Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of other long term liabilities [Table Text Block]
	December 31,
	2013	2012
Provision for retirement indemnities (Japan & France)	1,128	1,016
Provision for employee termination indemnities (Italy)	273	246
Provision for warranty costs, less current portion	200	396
Conditional government subsidies, less current portion	296	341
Total	1,897	1,999

Schedule of provision presentation according to ASC 715 [Table Text Block]
	France	Japan

Non current liabilities	491	637
Current liabilities	-	3
Accumulated other comprehensive income	7	(280)
Total	498	360

Schedule of pension cost components France [Table Text Block]
France	2013	2012	2011

Change in benefit obligations
Benefit obligations at beginning of year	517	386	371
Service cost	39	29	31
Interest cost	17	18	17
Actuarial (gain) / loss	(75)	93	(33)
Amortization of net prior service cost	4	-	-
Benefits paid	(11)	(8)	-
Benefit obligations at end of year (1)	491	517	386

Unrecognized actuarial (gain) loss	27	38	(56)
Unrecognized prior service cost	(33)	30	31
Accrued pension cost	498	449	411

Schedule of pension cost components Japan [Table Text Block]
Japan	2013	2012	2011

Change in benefit obligations
Benefit obligations at beginning of year	538	646	562
Service cost	46	61	68
Interest cost	7	6	6
Amortization of net loss	9	-	-
Actuarial (gain) / loss	156	(6)	37
Benefits paid		(93)	-
Exchange rate impact	(116)	(76)	47
Benefit obligations at end of year (1)	640	538	646

Unrecognized actuarial (gain) loss	280	157	199
Unrecognized prior service cost	-	-	-
Accrued pension cost	360	380	447

Schedule of actuarial assumptions of post retirement benefit plan [Table Text Block]
	Pension Benefits – France
	2013	2012	2011

Discount rate	3.30%	3.20%	4.70%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	24	25

Schedule Of Actuarial Assumptions Of Post Retirement Benefit Plan 2 [Table Text Block]
	Pension Benefits – Japan
	2013	2012	2011

Discount rate	1.40%	1.60%	1.00%
Salary increase	2.00%	1.50%	1.50%
Retirement age	60	60	60
Average retirement remaining service period	16	15	15

Schedule Of Provision Presentation According To ASC715 2 [Table Text Block]
	France	Japan

Non current liabilities	517	498
Current liabilities	-	39
Accumulated other comprehensive income	(68)	(157)
Total	449	380